N-2 $ in Millions	Mar. 10, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001280784
Amendment Flag	false
Securities Act File Number	814-00702
Document Type	8-K
Entity Registrant Name	Hercules Capital, Inc.
Entity Address, Address Line One	1 North B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	650
Local Phone Number	289-3060
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On March 10, 2025, in connection with a previously announced offering, Hercules Capital, Inc. (the “Company”) issued $287.5 million aggregate principal amount of 4.750% Convertible Unsecured Notes due 2028 (the “Convertible Notes”), inclusive of $37.5 million aggregate principal amount of Convertible Notes issued pursuant to the initial purchasers’ exercise of its overallotment option in full. The Convertible Notes were issued pursuant to an Indenture, dated March 10, 2025 (the “Indenture”), between the Company and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”). The sale of the Convertible Notes generated net proceeds of approximately $278.39 million, after deducting discounts, commission and expenses payable by the Company.
The Company intends to use the net proceeds from this offering (i) to fund investments in debt and equity securities in accordance with its investment objective and (ii) for working capital and other general corporate purposes.
The Convertible Notes will mature on September 1, 2028 (the “Maturity Date”), unless previously converted or repurchased in accordance with their terms. The Convertible Notes bear interest at a rate of 4.750% per year payable semiannually in arrears on March 1 and September 1 of each
year, commencing on September 1, 2025.
The Convertible Notes will be unsecured obligations of the Company and will rank senior in right of payment to the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Convertible Notes; equal in right of payment to the Company’s existing and future indebtedness that is not so subordinated; effectively junior in right of payment to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness; and structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
Holders may convert their Convertible Notes, at their option, from March 1, 2028 until the close of business on the scheduled trading day immediately preceding the Maturity Date. Prior to the close of business on the business day immediately preceding March 1, 2028, holders may convert their Convertible Notes at their option only under certain circumstances set forth in the Indenture. Upon conversion, the Company will pay or deliver, at the Company’s election, cash, shares of the Company’s common stock or a combination of cash and shares of common stock, subject to an irrevocable settlement method election that may be made by the Company. The Convertible Notes will be convertible at an initial conversion rate of 46.5631 shares of common stock per $1,000 principal amount of Convertible Notes which is equivalent to an initial conversion price of approximately $21.48 per share of the Company’s common stock, subject to customary anti-dilution adjustments.
The Company will not have the right to redeem the Convertible Notes at its option prior to maturity. No sinking fund is provided for the Convertible Notes. In addition, if certain corporate events occur in respect of the Company, holders of the Convertible Notes may require the Company to repurchase for cash all or part of their Convertible Notes at a repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid interest through, but excluding, the required repurchase date.

Long Term Debt, Principal	$ 287.5
Long Term Debt, Structuring [Text Block]
The Convertible Notes will mature on September 1, 2028 (the “Maturity Date”), unless previously converted or repurchased in accordance with their terms. The Convertible Notes bear interest at a rate of 4.750% per year payable semiannually in arrears on March 1 and September 1 of each
year, commencing on September 1, 2025.
The Convertible Notes will be unsecured obligations of the Company and will rank senior in right of payment to the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Convertible Notes; equal in right of payment to the Company’s existing and future indebtedness that is not so subordinated; effectively junior in right of payment to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness; and structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended, and to provide financial information to the holders of the Convertible Notes and the Trustee if the Company ceases to be subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). These covenants are subject to important limitations and exceptions that are described in the Indenture.